Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
June 30, 2026
FBF-Y40-NPRT1-0826
1.9892475.107
Bond Funds - 14.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	197,831	1,978,307
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	265,809	2,036,097
Fidelity Series Corporate Bond Fund (b)	5,854,059	54,735,449
Fidelity Series Emerging Markets Debt Fund (b)	3,126,614	27,107,744
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	694,228	6,699,303
Fidelity Series Floating Rate High Income Fund (b)	486,445	4,217,479
Fidelity Series Government Bond Index Fund (b)	10,162,826	92,380,086
Fidelity Series High Income Fund (b)	2,953,883	26,407,715
Fidelity Series International Developed Markets Bond Index Fund (b)	18,304,866	156,323,559
Fidelity Series Investment Grade Bond Fund (b)	8,424,565	84,835,373
Fidelity Series Investment Grade Securitized Fund (b)	5,545,159	50,239,140
Fidelity Series Long-Term Treasury Bond Index Fund (b)	45,074,773	240,248,539
Fidelity Series Real Estate Income Fund (b)	422,267	4,273,342
TOTAL BOND FUNDS (Cost $775,901,613)		751,482,133

Domestic Equity Funds - 48.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	22,341,623	608,585,814
Fidelity Series Commodity Strategy Fund (b)	99,656	10,684,146
Fidelity Series Large Cap Growth Index Fund (b)	12,433,464	388,918,747
Fidelity Series Large Cap Stock Fund (b)	13,532,547	399,480,784
Fidelity Series Large Cap Value Index Fund (b)	33,948,515	719,029,548
Fidelity Series Small Cap Core Fund (b)	7,161,068	116,295,749
Fidelity Series Small Cap Opportunities Fund (b)	3,798,651	76,770,732
Fidelity Series Value Discovery Fund (b)	13,823,439	257,945,365
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,697,364,928)		2,577,710,885

International Equity Funds - 37.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,655,056	139,223,765
Fidelity Series Canada Index Fund (b)	4,781,307	47,813,067
Fidelity Series Emerging Markets Fund (b)	9,150,549	139,637,371
Fidelity Series Emerging Markets Opportunities Fund (b)	17,483,559	561,921,578
Fidelity Series International Growth Fund (b)	14,446,157	311,603,616
Fidelity Series International Index Fund (b)	7,154,653	118,981,877
Fidelity Series International Small Cap Fund (b)	2,211,049	41,810,941
Fidelity Series International Value Fund (b)	18,307,994	306,475,813
Fidelity Series Overseas Fund (b)	19,091,588	309,092,813
Fidelity Series Select International Small Cap Fund (b)	270,949	4,191,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,391,743,584)		1,980,752,425

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	210,000	209,685
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	2,780,000	2,779,722
US Treasury Bills 0% 7/23/2026 (d)	3.63	3,750,000	3,741,777
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,710,000	2,702,152
US Treasury Bills 0% 7/9/2026 (d)	3.63	1,440,000	1,438,836
US Treasury Bills 0% 8/13/2026 (d)	3.63	310,000	308,649
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	130,000	129,243
US Treasury Bills 0% 8/6/2026 (d)	3.63	760,000	757,253
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	1,230,000	1,221,158
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	770,000	763,918
US Treasury Bills 0% 9/24/2026 (d)	3.72	170,000	168,532
US Treasury Bills 0% 9/3/2026 (d)	3.66	230,000	228,506
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,449,516)			14,449,431

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $5,619,235)	3.69	5,618,111	5,619,235

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,885,078,876)	5,330,014,109
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,304,690)
NET ASSETS - 100.0%	5,327,709,419

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	2,156	9/2026	242,078,375	1,973,698
CBOT US Treasury Long Bond Contracts (United States)	347	9/2026	39,232,688	857,506
ICE MSCI EAFE Index Contracts (United States)	120	9/2026	18,871,800	(39,336)
TOTAL LONG				2,791,868
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(241)	9/2026	(36,699,480)	(1,169,401)
CME E-Mini S&P 500 Index Contracts (United States)	(217)	9/2026	(81,898,513)	(972,258)
ICE MSCI Emerging Markets Index Contracts (United States)	(18)	9/2026	(1,581,570)	(45)
TOTAL SHORT				(2,141,704)
TOTAL FUTURES CONTRACTS				650,164

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,449,431.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,710,450	26,490,339	32,581,434	39,376	(120)	-	5,619,235	5,618,111	0.0%
Total	11,710,450	26,490,339	32,581,434	39,376	(120)	-	5,619,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,918,091	76,175	27,472	1,158	213	11,300	1,978,307	197,831
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,957,398	91,053	32,966	1,033	61	20,551	2,036,097	265,809
Fidelity Series Blue Chip Growth Fund	523,775,880	22,291,651	76,195,591	-	10,474,161	128,239,713	608,585,814	22,341,623
Fidelity Series Canada Fund	168,175,454	12,513,040	45,696,314	-	1,602,314	2,629,271	139,223,765	6,655,056
Fidelity Series Canada Index Fund	-	47,813,067	-	-	-	-	47,813,067	4,781,307
Fidelity Series Commodity Strategy Fund	31,333,834	2,237,374	22,227,908	-	2,957,676	(3,616,830)	10,684,146	99,656
Fidelity Series Corporate Bond Fund	53,439,310	8,307,914	7,047,519	636,364	(202,277)	238,021	54,735,449	5,854,059
Fidelity Series Emerging Markets Debt Fund	23,508,578	3,047,690	302,211	360,710	1,294	852,393	27,107,744	3,126,614
Fidelity Series Emerging Markets Debt Local Currency Fund	6,341,344	210,048	76,921	-	388	224,444	6,699,303	694,228
Fidelity Series Emerging Markets Fund	109,441,321	9,134,146	2,131,027	-	131,968	23,060,963	139,637,371	9,150,549
Fidelity Series Emerging Markets Opportunities Fund	432,782,371	39,429,332	14,906,295	-	977,073	103,639,097	561,921,578	17,483,559
Fidelity Series Floating Rate High Income Fund	4,043,767	224,768	54,949	74,729	(135)	4,028	4,217,479	486,445
Fidelity Series Government Bond Index Fund	89,705,733	15,244,453	12,088,379	836,015	(314,248)	(167,473)	92,380,086	10,162,826
Fidelity Series Government Money Market Fund	-	3,821,587	3,821,587	6,558	-	-	-	-
Fidelity Series High Income Fund	23,309,967	3,027,545	296,719	399,018	475	366,447	26,407,715	2,953,883
Fidelity Series International Developed Markets Bond Index Fund	128,054,676	28,405,072	1,501,649	1,073,422	(17,010)	1,382,470	156,323,559	18,304,866
Fidelity Series International Growth Fund	277,123,803	8,844,302	16,226,378	-	591,435	41,270,454	311,603,616	14,446,157
Fidelity Series International Index Fund	106,696,916	4,448,595	1,782,558	-	(35,295)	9,654,219	118,981,877	7,154,653
Fidelity Series International Small Cap Fund	44,144,138	128,432	6,095,233	-	717,584	2,916,020	41,810,941	2,211,049
Fidelity Series International Value Fund	277,706,509	15,547,882	3,302,397	-	(46,036)	16,569,855	306,475,813	18,307,994
Fidelity Series Investment Grade Bond Fund	82,801,620	13,775,976	11,410,308	853,375	(313,165)	(18,750)	84,835,373	8,424,565
Fidelity Series Investment Grade Securitized Fund	50,002,051	7,515,747	7,112,998	529,270	(195,321)	29,661	50,239,140	5,545,159
Fidelity Series Large Cap Growth Index Fund	333,591,536	27,093,286	25,778,803	1,500,117	927,840	53,084,888	388,918,747	12,433,464
Fidelity Series Large Cap Stock Fund	326,719,917	35,983,955	3,899,425	-	(4,201)	40,680,538	399,480,784	13,532,547
Fidelity Series Large Cap Value Index Fund	620,241,787	36,477,451	24,773,688	-	555,191	86,528,807	719,029,548	33,948,515
Fidelity Series Long-Term Treasury Bond Index Fund	193,540,189	50,137,064	3,641,536	2,066,998	(83,335)	296,157	240,248,539	45,074,773
Fidelity Series Overseas Fund	277,859,935	8,984,283	9,288,754	-	134,444	31,402,905	309,092,813	19,091,588
Fidelity Series Real Estate Income Fund	4,095,417	188,078	54,944	38,044	86	44,705	4,273,342	422,267
Fidelity Series Select International Small Cap Fund	3,685,370	190,699	13,278	-	(171)	328,964	4,191,584	270,949
Fidelity Series Small Cap Core Fund	123,407,730	4,243,036	31,941,771	4,243,037	6,333,500	14,253,254	116,295,749	7,161,068
Fidelity Series Small Cap Opportunities Fund	61,234,107	4,400,687	730,296	-	139,260	11,726,974	76,770,732	3,798,651
Fidelity Series Treasury Bill Index Fund	-	14,231,970	14,231,970	27,893	-	-	-	-
Fidelity Series Value Discovery Fund	221,658,588	17,922,968	6,311,191	-	113,796	24,561,204	257,945,365	13,823,439
	4,602,297,337	445,989,326	353,003,035	12,647,741	24,447,565	590,214,250	5,309,945,443

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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